Report Of The Directors Financial Review Risk Report - Loan impairment charge to the income statement by industry sector (Details) - Loans and advances to customers - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Disclosure of financial assets [line items]
Impairment loss on financial assets	$ 1,213	$ 779
Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	781	44
Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	111	447
MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	77	120
North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	(37)	(93)
Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	281	261
Personal
Disclosure of financial assets [line items]
Impairment loss on financial assets	412	547
Personal | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	37	103
Personal | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	100	143
Personal | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	39	53
Personal | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	24	8
Personal | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	212	240
Personal | – first lien residential mortgages
Disclosure of financial assets [line items]
Impairment loss on financial assets	(18)	1
Personal | – first lien residential mortgages | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	(20)	26
Personal | – first lien residential mortgages | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	(5)	4
Personal | – first lien residential mortgages | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	5	0
Personal | – first lien residential mortgages | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	11	(11)
Personal | – first lien residential mortgages | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	(9)	(18)
Personal | – other personal
Disclosure of financial assets [line items]
Impairment loss on financial assets	430	546
Personal | – other personal | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	57	77
Personal | – other personal | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	105	139
Personal | – other personal | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	34	53
Personal | – other personal | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	13	19
Personal | – other personal | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	221	258
Corporate and commercial
Disclosure of financial assets [line items]
Impairment loss on financial assets	744	183
Corporate and commercial | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	688	(69)
Corporate and commercial | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	12	286
Corporate and commercial | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	36	47
Corporate and commercial | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	(61)	(102)
Corporate and commercial | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	69	21
Corporate and commercial | – manufacturing and international trade and services
Disclosure of financial assets [line items]
Impairment loss on financial assets	402	320
Corporate and commercial | – manufacturing and international trade and services | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	249	65
Corporate and commercial | – manufacturing and international trade and services | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	5	231
Corporate and commercial | – manufacturing and international trade and services | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	61	34
Corporate and commercial | – manufacturing and international trade and services | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	36	(18)
Corporate and commercial | – manufacturing and international trade and services | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	51	8
Corporate and commercial | – commercial real estate and other property-related
Disclosure of financial assets [line items]
Impairment loss on financial assets	258	(32)
Corporate and commercial | – commercial real estate and other property-related | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	292	(92)
Corporate and commercial | – commercial real estate and other property-related | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	(12)	33
Corporate and commercial | – commercial real estate and other property-related | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	(27)	23
Corporate and commercial | – commercial real estate and other property-related | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	6	3
Corporate and commercial | – commercial real estate and other property-related | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	(1)	1
Corporate and commercial | – other commercial
Disclosure of financial assets [line items]
Impairment loss on financial assets	84	(105)
Corporate and commercial | – other commercial | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	147	(42)
Corporate and commercial | – other commercial | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	19	22
Corporate and commercial | – other commercial | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	2	(10)
Corporate and commercial | – other commercial | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	(103)	(87)
Corporate and commercial | – other commercial | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	19	12
Financial
Disclosure of financial assets [line items]
Impairment loss on financial assets	57	49
Financial | Europe
Disclosure of financial assets [line items]
Impairment loss on financial assets	56	10
Financial | Asia
Disclosure of financial assets [line items]
Impairment loss on financial assets	(1)	18
Financial | MENA
Disclosure of financial assets [line items]
Impairment loss on financial assets	2	20
Financial | North America
Disclosure of financial assets [line items]
Impairment loss on financial assets	0	1
Financial | Latin America
Disclosure of financial assets [line items]
Impairment loss on financial assets	$ 0	$ 0